Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 20,278	$ 18,548	$ 18,290
Taxable securities	2,598	2,790	2,857
Nontaxable securities	646	563	466
Other	110	96	43
Total interest and dividend income	23,632	21,997	21,656
INTEREST EXPENSE
Deposits	1,006	1,081	1,166
Short-term borrowings	73	71	77
Other borrowings	394	415	486
Total interest expense	1,473	1,567	1,729
NET INTEREST INCOME	22,159	20,430	19,927
PROVISION FOR LOAN LOSSES	493	389	643
Net interest income, after provision for loan losses	21,666	20,041	19,284
NONINTEREST INCOME
Service charges on deposit accounts	1,166	1,203	1,269
Trust services	861	860	811
Debit card interchange fees	1,087	988	910
Securities gains	1	56	133
Gain on sale of loans, net	309	363	198
Earnings on bank-owned life insurance	276	270	264
Other income	596	684	665
Total noninterest income	4,296	4,424	4,250
NONINTEREST EXPENSES
Salaries and employee benefits	9,354	8,819	8,321
Occupancy expense	973	1,027	1,014
Equipment expense	679	663	715
Professional and director fees	832	830	725
Financial institutions and franchise tax	427	400	361
Marketing and public relations	415	419	378
Software expense	799	801	727
Debit card expense	445	413	421
Amortization of intangible assets	121	125	130
FDIC insurance expense	282	357	358
Other expenses	1,928	1,942	1,932
Total noninterest expenses	16,255	15,796	15,082
Income before income taxes	9,707	8,669	8,452
FEDERAL INCOME TAX PROVISION	2,969	2,647	2,568
NET INCOME	$ 6,738	$ 6,022	$ 5,884
NET INCOME PER SHARE
Basic	$ 2.46	$ 2.20	$ 2.15
Diluted	$ 2.46	$ 2.20	$ 2.15